UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-2686
                                   ------------


                           AXP TAX-EXEMPT SERIES, INC.
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               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:    11/30
                         --------------

Date of reporting period:   2/28
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
                            PORTFOLIO HOLDINGS FOR
                                  RIVERSOURCE
                         INTERMEDIATE TAX-EXEMPT FUND
                               AT FEB. 28, 2006

INVESTMENTS IN SECURITIES

RiverSource Intermediate Tax-Exempt Fund

FEB. 28, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

Municipal Bonds (96.5%)

Name of                Coupon      Principal                  Value(a)
issuer and              rate         amount
title of
issue(b,c)

Alabama (1.9%)
Alabama Public School & College Authority
  Revenue Bonds
  Capital Improvement
  Series 1999D (FSA)
     08-01-18            5.50%    $2,000,000                 $2,143,440

Alaska (0.5%)
State of Alaska
  Refunding Revenue Bonds
  Series 2006A (MBIA) A.M.T.
     10-01-14            5.00        500,000(f)                 532,625

Arizona (3.8%)
Arizona School Facilities Board
  Revenue Bonds
  State School Improvement
  Series 2002
     07-01-10            5.50      2,000,000                  2,161,740
Arizona School Facilities Board
  Revenue Bonds
  State School Trust
  Series 2004A (AMBAC)
     07-01-18            5.75      2,000,000                  2,283,740
Total                                                         4,445,480

California (12.6%)
Alameda Corridor Transportation Authority
  Revenue Bonds
  Senior Lien
  Series 1999A (MBIA)
     10-01-18            5.13      2,000,000                  2,128,100
California Statewide Communities Development Authority
  Revenue Bonds
  Kaiser Permanente
  Series 2004E
     04-01-32            3.88        500,000                    499,520


Municipal Bonds (continued)

Name of                 Coupon      Principal                   Value(a)
issuer and               rate         amount
title of
issue(b,c)

California (cont.)
Golden State Tobacco Securitization Corporation
  Enhanced Asset-backed Revenue Bonds
  Series 2005A
     06-01-19            5.00%      $250,000                   $257,675
San Diego Unified School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 1999A (FGIC)
     07-01-12            3.70      2,000,000(e)               1,567,300
State of California
  Prerefunded Unlimited General Obligation Bonds
  Series 2000
     05-01-19            5.63        760,000                    830,733
State of California
  Unlimited General Obligation Bonds
  Series 2000 (MBIA)
     09-01-13            5.25      1,500,000                  1,614,750
State of California
  Unlimited General Obligation Bonds
  Series 2004A
     01-01-11            5.25      2,000,000                  2,155,060
     07-01-14            5.25      2,000,000                  2,212,779
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2003
     11-01-16            5.25      2,000,000                  2,179,980
State of California
  Unrefunded Unlimited General Obligation Bonds
  Series 2000
     05-01-19            5.63        905,000                    984,088
Total                                                        14,429,985


Municipal Bonds (continued)

Name of                 Coupon      Principal                   Value(a)
issuer and               rate         amount
title of
issue(b,c)

Colorado (0.6%)
Colorado Health Facilities Authority
  Revenue Bonds
  Evangelical Lutheran
  Series 2005
     06-01-23            5.25%      $500,000                   $527,110
Denver City & County School District #1
  Unrefunded Unlimited General Obligation Bonds
  Series 1999 (FGIC)
     12-01-15            5.38        210,000                    224,927
Total                                                           752,037

Florida (3.3%)
Bonita Springs-Vasari Community Development District
  Revenue Bonds
  Capital Improvement
  Series 2001B
     05-01-09            6.20        315,000                    317,482
Grand Haven Community Development District
  Special Assessment Bonds
  Series 2002
     11-01-07            6.13         60,000                     60,198
Harbor Bay Community Development District
  Special Assessment Bonds
  Series 2001B
     05-01-10            6.35        260,000                    265,632
Highlands County Health Facilities Authority
  Refunding Revenue Bonds
  Hospital - Adventist Health
  Series 2005A
     11-15-22            5.00      1,000,000                  1,040,480
Renaissance Communications Development District
  Special Assessment Bonds
  Series 2002B
     05-01-08            6.25        125,000                    126,115


See accompanying notes to investments in securities.

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1--RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND--PORTFOLIO HOLDINGS AT FEB. 28, 2006

Name of                 Coupon       Principal                   Value(a)
issuer and               rate         amount
title of
issue(b,c)

Florida (cont.)
Sterling Hill Community Development District
  Special Assessment Bonds
  Series 2003B
     11-01-10            5.50%      $875,000                   $881,685
Village Center Community Development District
  Recreational Revenue Bonds
  Series 2003B
     01-01-18            6.35      1,000,000                  1,060,679
Waterchase Community Development District
  Revenue Bonds
  Series 2001B
     05-01-08            5.90         50,000                     50,079
Total                                                         3,802,350

Georgia (1.9%)
State of Georgia
  Unlimited General Obligation Bonds
  Series 2002D
     08-01-10            5.25      2,000,000                  2,146,920

Illinois (3.8%)
City of Chicago
  Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1997 (FGIC)
     11-01-15            4.36      2,000,000(e)               1,336,020
County of Cook
  Prerefunded Unlimited General Obligation Bonds
  Capital Improvement
  Series 1999A (FGIC)
     11-15-17            5.25      2,000,000                  2,140,840
Lake County Community High School District #117
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon
  Series 2000B (FGIC)
     12-01-08            5.13      1,000,000(e)                 905,010
Total                                                         4,381,870

Indiana (1.8%)
Indiana Municipal Power Agency
  Revenue Bonds
  Series 2003B (MBIA)
     01-01-11        5.00          2,000,000                  2,122,060

Louisiana (3.9%)
Lafayette Public Power Authority
  Refunding Revenue Bonds
  Series 2003A (AMBAC)
     11-01-12            5.00      1,000,000                  1,065,740
State of Louisiana
  Revenue Bonds
  Series 2002A (AMBAC)
     06-01-17            5.38      2,750,000                  2,960,073
State of Louisiana
  Unlimited General Obligation Bonds
  Series 2004A (AMBAC)
     10-15-18            5.00        500,000                    536,120
Total                                                         4,561,933

Municipal Bonds (continued)

Name of                 Coupon      Principal                   Value(a)
issuer and               rate         amount
title of
issue(b,c)

Maryland (0.9%)
State of Maryland
  Unlimited General Obligation Bonds
  State & Local Facilities Loan
  2nd Series 2001
     07-15-08            5.25%    $1,000,000                 $1,041,690

Massachusetts (3.3%)
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Series 2002C (FGIC)
     11-01-14            5.50      2,000,000                  2,244,120
Massachusetts School Building Authority
  Revenue Bonds
  Series 2005A (FSA)
     08-15-22            5.00        500,000                    533,335
Woods Hole Martha's Vineyard &
  Nantucket Steamship Authority
  Revenue Bonds
  Series 2004B
     03-01-20            5.00      1,000,000                  1,071,800
Total                                                         3,849,255

Michigan (4.6%)
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water Revolving Fund
  Series 2001
     10-01-20            5.00      1,500,000                  1,585,800
Michigan Public Power Agency
  Refunding Revenue Bonds
  Belle River Project
  Series 2002A (MBIA)
     01-01-10            5.25      2,000,000                  2,122,800
     01-01-13            5.25        500,000                    546,040
Saginaw Hospital Finance Authority
  Refunding Revenue Bonds
  Covenant Medical Center
  Series 2004G
     07-01-22            5.13      1,000,000                  1,044,360
Total                                                         5,299,000

Minnesota (3.7%)
Osseo Independent School District #279
  Unlimited General Obligation Bonds
  School Building
  Series 2000A
  (School District Credit Enhancement Program)
     02-01-14            5.75      2,000,000                  2,169,660
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2000
     06-01-17            5.50      2,000,000                  2,142,520
Total                                                         4,312,180

Nevada (1.7%)
Clark County School District
  Limited General Obligation Refunding Bonds
  Series 2000B (FGIC)
     06-15-08            5.50      1,000,000                  1,044,140

Municipal Bonds (continued)

Name of                 Coupon      Principal                   Value(a)
issuer and               rate         amount
title of
issue(b,c)

Nevada (cont.)
Director of the State of Nevada
  Department of Business & Industry
  Revenue Bonds
  Capital Appreciation
  Las Vegas Monorail
  Zero Coupon
  Series 2000 (AMBAC)
     01-01-07            5.01%    $1,000,000(e)                $970,340
Total                                                         2,014,480

New Jersey (1.2%)
New Jersey Economic Development Authority
  Revenue Bonds
  Cigarette Tax
  Series 2004 (FGIC)
     06-15-11            5.00      1,000,000                  1,061,810
Tobacco Settlement Financing Corporation
  Revenue Bonds
  Series 2003
     06-01-10            4.25        200,000                    200,046
     06-01-11            4.50        180,000                    181,186
Total                                                         1,443,042

New York (11.6%)
City of New York
  Unlimited General Obligation Bonds
  Series 2003J
     06-01-19            5.50      2,000,000                  2,184,300
City of New York
  Unlimited General Obligation Bonds
  Series 2004C-1
     08-15-21            5.00      2,000,000                  2,106,960
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002B (MBIA)
     07-01-13            5.50      2,250,000                  2,509,268
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2005F
     11-15-12            5.00        750,000                    801,383
New York City Industrial Development Agency
  Revenue Bonds
  Terminal One Group Association Project
Series 2005 A.M.T.
     01-01-21            5.50        500,000                    535,635
New York State Energy Research & Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985 (MBIA)
     03-15-15            4.10      1,160,000                  1,170,498
New York State Energy Research & Development Authority
  Revenue Bonds
  New York State Electric & Gas
  Series 1985B (MBIA)
     10-15-15            4.00      1,000,000                  1,006,680


See accompanying notes to investments in securities.

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2--RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND--PORTFOLIO HOLDINGS AT FEB. 28, 2006

Name of                 Coupon      Principal                   Value(a)
issuer and               rate         amount
title of
issue(b,c)

New York (cont.)
New York State Thruway Authority
  Revenue Bonds
  Second General Resolution
  Series 2005B (AMBAC)
     04-01-22            5.00%      $500,000                   $535,335
New York State Urban Development Corporation
  Revenue Bonds
  Series 2002C
     01-01-11            5.00      2,375,000                  2,516,715
Total                                                        13,366,774

North Carolina (4.6%)
North Carolina Eastern Municipal Power Agency
  Refunding Revenue Bonds
  Series 2003A
     01-01-10            5.50      1,000,000                  1,057,420
North Carolina Municipal Power Agency #1 Catawba
  Revenue Bonds
  Series 2003A
     01-01-12            5.50      1,000,000                  1,074,000
North Carolina Municipal Power Agency #1 Catawba
  Revenue Bonds
  Series 2003A (FGIC)
     01-01-12            5.50      1,000,000                  1,099,030
State of North Carolina
  Prerefunded Unlimited General Obligation Bonds
  Public Improvement
  Series 1999A
     03-01-15            5.25      2,000,000                  2,135,320
Total                                                         5,365,770

Ohio (7.3%)
City of Cincinnati
  Unlimited General Obligation Bonds
  Series 2000
     12-01-16            5.25      1,650,000                  1,776,621
County of Cuyahoga
  Refunding Revenue Bonds
  Series 2003A
     01-01-11            5.50      2,000,000                  2,126,800
     01-01-17            6.00      1,500,000                  1,697,985
Ohio Sate Building Authority
  Revenue Bonds
  State Facilities Adult Correctional Projects
  Series 2004 A (MBIA)
     04-01-20            5.00      1,000,000                  1,066,990
Ohio State Turnpike Commission
  Refunding Revenue Bonds
  Series 2001B (FSA)
     02-15-08            5.00      1,000,000                  1,028,780
State of Ohio
Unlimited General Obligation Bonds
  Conservation Projects
  Series 2005A
     03-01-20            5.00        750,000                    796,305
Total                                                         8,493,481


Municipal Bonds (continued)

Name of                 Coupon      Principal                   Value(a)
issuer and               rate         amount
title of
issue(b,c)

Puerto Rico (1.9%)(d)
Puerto Rico Highway & Transportation Authority
  Revenue Bonds
  Series 1996Y
     07-01-13            6.25%      $500,000                   $571,835
Puerto Rico Highway & Transportation Authority
  Revenue Bonds
  Series 2005K
     07-01-19            5.00        500,000                    535,365
Puerto Rico Public Finance Corporation
  Revenue Bonds
  Commonwealth Appropriation
  Series 2004A (MBIA)
     08-01-29            5.25      1,000,000                  1,082,690
Total                                                         2,189,890

Rhode Island (0.9%)
Rhode Island Housing & Mortgage Resources Corporation
  Revenue Bonds
  Homeownership Opportunity
  Series 2006A
     10-01-26            4.65      1,000,000                  1,003,640

South Carolina (2.8%)
Charleston Educational Excellence Finance Corporation
  Revenue Bonds
  Charleston County School District
  Series 2005
     12-01-22            5.25      1,000,000                  1,077,390
Columbia
  Certificate of Participation
  Tourism Development Fee Pledge
  Series 2003 (AMBAC)
     06-01-12            5.00      1,735,000                  1,869,671
Tobacco Settlement Revenue Management Authority
  Revenue Bonds
  Series 2001B
     05-15-22            6.00        250,000                    263,510
Total                                                         3,210,571

Texas (8.9%)
Brazosport Independent School District
  Unlimited General Obligation Bonds
  Series 2003C
  (Permanent School Fund Guarantee)
     02-15-19            5.00      2,000,000                  2,115,300
San Marcos Consolidated Independent School District
  Unlimited General Obligation Bonds
  Series 2004
  (Permanent School Fund Guarantee)
     08-01-21            5.25      2,000,000                  2,174,020
Spring Independent School District
  Unlimited General Obligation Refunding Bonds
  Series 1998
  (Permanent School Fund Guarantee)
     02-15-19            5.25      1,000,000                  1,033,840

Municipal Bonds (continued)

Name of                 Coupon      Principal                   Value(a)
issuer and               rate         amount
title of
issue(b,c)

Texas (cont.)
Tarrant County Health Facilities Development Authority
  Revenue Bonds
  Texas Health Resources System
  Series 1997A (MBIA)
     02-15-22            5.25%      $500,000                   $519,900
Texas State Public Finance Authority
  Refunding Revenue Bonds
  Capital Appreciation
  Zero Coupon
  Series 1990 (MBIA)
     02-01-09            3.28      5,000,000(e)               4,487,450
Total                                                        10,330,510

Utah (1.5%)
Utah Municipal Finance Cooperative
  Tax Allocation Bonds
  Capital Appreciation
  Salt Lake
  Zero Coupon
  Series 1990 (FSA)
     03-01-09            2.76      2,000,000(e)               1,780,520

Virginia (2.0%)
Richmond Metropolitan Authority
  Refunding Revenue Bonds
  Series 2002 (FGIC)
     07-15-15            5.25      2,125,000                  2,372,924

Washington (5.5%)
County of King
  Limited General Obligation Refunding Bonds
  Series 2002
     12-01-13            5.50      1,805,000                  2,002,702
Energy Northwest
  Refunding Revenue Bonds
  Columbia Generating
  Series 2003A (XLCA)
     07-01-10            5.50      2,000,000                  2,149,260
Energy Northwest
  Refunding Revenue Bonds
  Project #3
  Series 2003A (MBIA)
     07-01-12            5.50      2,000,000                  2,201,340
Total                                                         6,353,302

Total Municipal Bonds
(Cost: $110,142,281)                                       $111,745,729



See accompanying notes to investments in securities.

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3--RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND--PORTFOLIO HOLDINGS AT FEB. 28, 2006

Municipal Notes (0.2%)

Issue(b,c,g)        Effective         Amount                   Value(a)
                      yield         payable at
                                    maturity

California (0.1%)
California Infrastructure & Economic Development Bank
  Revenue Bonds
  Rand Corporation
  V.R.D.N. Series 2002B
  (JPMorgan Chase Bank) AMBAC
     04-01-42        2.90%          $100,000                   $100,000

Mississippi (0.1%)
County of Jackson
  Refunding Revenue Bonds
  Chevron USA Project
  V.R.D.N. Series 1993
     06-01-23        3.00            100,000                    100,000

Total Municipal Notes
(Cost: $200,000)                                               $200,000

Total Investments in Securities
(Cost: $110,342,281)(h)                                    $111,945,729


Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Nov. 30, 2005.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA      -- ACA Financial Guaranty Corporation
      AMBAC    -- Ambac Assurance Corporation
      BIG      -- Bond Investors Guarantee
      CGIC     -- Capital Guaranty Insurance Company
      FGIC     -- Financial Guaranty Insurance Company
      FHA      -- Federal Housing Authority
      FNMA     -- Federal National Mortgage Association
      FHLMC    -- Federal Home Loan Mortgage Corporation
      FSA      -- Financial Security Assurance
      GNMA     -- Government National Mortgage Association
      MBIA     -- MBIA Insurance Corporation
      XLCA     -- XL Capital Assurance

(c)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   -- Alternative Minimum Tax -- At Feb. 28, 2006, the value of securities subject to alternative minimum tax represented 0.9% of net assets.

      B.A.N.   -- Bond Anticipation Note
      C.P.     -- Commercial Paper
      R.A.N.   -- Revenue Anticipation Note
      T.A.N.   -- Tax Anticipation Note

      T.R.A.N. -- Tax & Revenue Anticipation Note
      V.R.     -- Variable Rate
      V.R.D.B. -- Variable Rate Demand Bond
      V.R.D.N. -- Variable Rate Demand Note

(d) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.9% of net assets at Feb. 28, 2006.

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) At Feb. 28, 2006, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $531,785.

(g) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2006.

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4--RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND--PORTFOLIO HOLDINGS AT FEB. 28, 2006

(h) At Feb. 28, 2006, the cost of securities for federal income tax purposes was approximately $110,342,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $1,869,000

      Unrealized depreciation                                      (265,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                $1,604,000


How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

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5--RIVERSOURCE INTERMEDIATE TAX-EXEMPT FUND--PORTFOLIO HOLDINGS AT FEB. 28, 2006

                                                            S-6355-80 E (4/06)

                              PORTFOLIO HOLDINGS
                                      FOR
                       RIVERSOURCE TAX-EXEMPT BOND FUND
                               AT FEB. 28, 2006

INVESTMENTS IN SECURITIES

RiverSource Tax-Exempt Bond Fund

FEB. 28, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

Municipal Bonds (96.4%)

Name of             Coupon        Principal                   Value(a)
issuer and           rate          amount
title of
issue(c,d)

Alabama (1.2%)
Birmingham Waterworks & Sewer Board
 Revenue Bonds
 Series 2002B (MBIA)
   01-01-33          5.25%        $1,500,000                 $1,596,225
City of Birmingham
 Prerefunded Limited General Obligation Bonds
 Series 1999B
   06-01-24          5.25            490,000                    521,056
City of Birmingham
 Unlimited General Obligation Refunding Warrants
 Series 2003A (AMBAC)
   06-01-12          5.25          1,660,000                  1,804,121
City of Birmingham
 Unrefunded Limited General Obligation Bonds
 Series 1999B
   06-01-24          5.25             50,000                     52,885
County of Jefferson
 Revenue Bonds
 Series 2004A
   01-01-22          5.50          1,750,000                  1,894,252
   01-01-23          5.25          1,500,000                  1,590,705
Total                                                         7,459,244

Arizona (1.5%)
Maricopa County Industrial Development Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004A
   07-01-23          5.38          2,500,000                  2,637,925
Maricopa County
 Revenue Bonds
 Sun Health Corporation
 Series 2005
   04-01-25          5.00          1,000,000                  1,010,140

Municipal Bonds (continued)

Name of             Coupon         Principal                   Value(a)
issuer and           rate           amount
title of
issue(c,d)

Arizona (cont.)
Peoria Municipal Development Authority
 Refunding Revenue Bonds
 Series 2003 (AMBAC)
   07-01-10          5.00%        $3,740,000                 $3,963,315
Phoenix Civic Improvement Corporation
 Revenue Bonds
 Civic Plaza Expansion Project
 Series 2005A (FGIC)
   07-01-41          5.00          1,500,000                  1,566,990
Total                                                         9,178,370

Arkansas (0.4%)
Arkansas Development Finance Authority
 Revenue Bonds
 Mortgage-backed Securities Program
 Series 2003A (GNMA/FNMA)
   07-01-34          4.90          1,625,000                  1,640,860
Independence County
 Refunding Revenue Bonds
 Entergy Arkansas Project
 Series 2005
   01-01-21          5.00            500,000                    507,345
Total                                                         2,148,205

California (16.2%)
Abag Finance Authority for Nonprofit Corporations
 Revenue Bonds
 San Diego Hospital Association
 Series 2001A
   08-15-20          6.13          1,000,000                  1,088,670
Alameda Corridor Transportation Authority
 Revenue Bonds
 Senior Lien
 Series 1999A (MBIA)
   10-01-18          5.13          2,250,000                  2,394,113

Municipal Bonds (continued)

Name of             Coupon         Principal                   Value(a)
issuer and          rate            amount
title of
issue(c,d)

California (cont.)
Antelope Valley Union High School District
 Unlimited General Obligation Bonds
 Series 2002A (MBIA)
   08-01-23          5.00%        $2,685,000                 $2,846,798
Burbank California Public Financing Authority
 Revenue Bonds
 Golden State Redevelopment Project
 Series 2003A (AMBAC)
   12-01-20          5.25          3,000,000                  3,268,290
California Health Facilities Financing Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004G
   07-01-23          5.25          2,000,000                  2,093,200
California Health Facilities Financing Authority
 Revenue Bonds
 Cedars-Sinai Medical Center
 Series 1997B (MBIA)
   08-01-27          5.13          3,000,000                  3,117,660
California State Public Works Board
 Refunding Revenue Bonds
 Various University of California Projects
 Series 1993A
   06-01-14          5.50          7,275,000                  8,077,650
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2004E
   04-01-32          3.88          1,750,000                  1,748,320
California Statewide Communities Development Authority
 Revenue Bonds
 Sutter Health
Series 2002B
   08-15-28          5.50          2,000,000                  2,106,260


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
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


Municipal Bonds (continued)

Name of               Coupon       Principal                   Value(a)
issuer and            rate            amount
title of
issue(c,d)

California (cont.)
Coronado Community Development Agency
 Tax Allocation Bonds
 Coronado Community Development Project
 Series 2005 (AMBAC)
   09-01-35          5.00%        $1,500,000                 $1,565,910
Golden State Tobacco Securitization Corporation
 Enhanced Asset-backed Revenue Bonds
 Series 2005A
   06-01-19          5.00            750,000                    773,025
   06-01-45          5.00            780,000                    799,882
Golden State Tobacco Securitization Corporation
 Enhanced Asset-backed Revenue Bonds
 Series 2005A (FGIC)
   06-01-35          5.00          1,000,000                  1,046,650
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2003A-1
   06-01-33          6.25            925,000                  1,012,126
   06-01-39          6.75            750,000                    843,450
   06-01-40          6.63            900,000                  1,005,300
Livermore-Amador Valley Water Management Agency
 Revenue Bonds
 Series 2001A (AMBAC)
   08-01-23          5.00          2,000,000                  2,086,480
Los Angeles County Public Works Financing Authority
 Unrefunded Revenue Bonds
 Los Angeles County Regional Park & Open Space District
 Series 1997A
   10-01-16          5.00            710,000                    734,467
Palomar Pomerado Health
 Unlimited General Obligation Bonds
 Election of 2004
 Series 2005A (AMBAC)
   08-01-29          4.50            750,000                    752,828
San Francisco State Building Authority
 Prerefunded Revenue Bonds
 San Francisco Civic Center Complex
 Series 1996A (AMBAC)
   12-01-16          5.25          4,375,000                  4,525,675
Semitropic Improvement District
 Revenue Bonds
 Series 2004A (XLCA)
   12-01-28          5.00          3,000,000                  3,127,080
Southern California Public Power Authority
 Revenue Bonds
 Magnolia Power Project
 Series 2003A-1 (AMBAC)
   07-01-25          5.00          5,000,000                  5,282,050
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 1999 (MBIA)
   12-01-15          5.75          2,295,000                  2,506,599
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2000
   10-01-25          5.38          2,060,000                  2,220,206

Municipal Bonds (continued)

Name of             Coupon         Principal                   Value(a)
issuer and           rate           amount
title of
issue(c,d)

California (cont.)
State of California
 Unlimited General Obligation Bonds
 Series 2000 (MBIA)
   09-01-13          5.25%        $2,500,000                 $2,691,250
State of California
 Unlimited General Obligation Bonds
 Series 2001
   06-01-31          5.13          4,000,000                  4,151,320
State of California
 Unlimited General Obligation Bonds
 Series 2002
   04-01-32          5.25          5,000,000                  5,287,100
State of California
 Unlimited General Obligation Bonds
 Series 2003
   02-01-29          5.25          2,500,000                  2,659,025
   02-01-32          5.00          2,500,000                  2,590,700
State of California
 Unlimited General Obligation Bonds
 Series 2003 (FGIC)
   11-01-20          5.25            500,000                    544,995
State of California
 Unlimited General Obligation Bonds
 Series 2004
   03-01-14          5.25          2,500,000                  2,744,300
   04-01-29          5.30          1,745,000                  1,877,760
   02-01-33          5.00          2,000,000                  2,072,600
State of California
 Unlimited General Obligation Bonds
 Series 2004A (MBIA)
   07-01-11          5.00          5,000,000                  5,363,949
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2003
   11-01-23          5.13          2,500,000                  2,658,425
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 1999 (MBIA)
   12-01-15          5.75          3,225,000                  3,530,698
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2000
   06-01-19          5.50            135,000                    145,170
   10-01-25          5.38            440,000                    468,855
Tobacco Securitization Authority of Northern California
 Prerefunded Asset-backed Revenue Bonds
 Series 2001A
   06-01-41          5.38            485,000                    527,471
Tobacco Securitization Authority of Southern California
 Asset-backed Revenue Bonds
 Series 2002A
   06-01-43          5.63            700,000                    718,508
West Covina Redevelopment Agency
 Special Tax Refunding Bonds
 Fashion Plaza
 Series 1996
   09-01-17          6.00          5,000,000                  5,730,299
Total                                                        98,785,114

Municipal Bonds (continued)

Name of             Coupon         Principal                   Value(a)
issuer and           rate           amount
title of
issue(c,d)

Colorado (1.1%)
Colorado Educational & Cultural Facilities Authority
 Refunding & Improvement Revenue Bonds
 University Lab School Building
 Series 2004 (XLCA)
   06-01-33          5.00%        $3,055,000                 $3,195,438
Colorado Health Facilities Authority
 Revenue Bonds
 Evangelical Lutheran
 Series 2005
   06-01-23          5.25            500,000                    527,110
   06-01-29          5.00            750,000                    763,185
North Range Metropolitan District #1
 Limited General Obligation Bonds
 Series 2001
   12-15-31          7.25          2,000,000                  2,087,100
Total                                                         6,572,833

Florida (1.8%)
Brevard County Health Facilities Authority
 Revenue Bonds
 Health First Incorporated Project
 Series 2005
   04-01-34          5.00            750,000                    763,650
City of Lakeland
 Revenue Bonds
 Lakeland Regional Health Systems
 Series 2002
   11-15-32          5.50          2,000,000                  2,128,800
County of Miami-Dade
 Unlimited General Obligation Bonds
 Building Better Communities Program
 Series 2005 (FGIC)
   07-01-33          5.00          1,000,000                  1,054,050
Florida Municipal Loan Council
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 2000A (MBIA)
   04-01-20          6.02          4,360,000(b)               2,362,597
Highlands County Health Facilities Authority
 Revenue Bonds
 Hospital - Adventist Health
 Series 2002B
   11-15-23          5.25          1,000,000                  1,046,430
Highlands County Health Facilities Authority
 Revenue Bonds
 Hospital - Adventist Health
 Series 2005D
   11-15-35          5.00          1,450,000                  1,471,054
Port St. Lucie
 Prerefunded Revenue Bonds
 Series 2001 (MBIA)
   09-01-31          5.13          2,000,000                  2,147,720
Total                                                        10,974,301




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
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


Municipal Bonds (continued)

Name of              Coupon        Principal                   Value(a)
issuer and            rate          amount
title of
issue(c,d)

Georgia (0.4%)
Coweta County Development Authority
 Revenue Bonds
 Georgia Power Company - Plant Yates Project
 Series 2001 (AMBAC)
   09-01-18          4.35%        $2,575,000                 $2,575,747

Illinois (6.6%)
City of Chicago
 Unlimited General Obligation Bonds
 Series 2004A (FSA)
   01-01-19          5.25          3,080,000                  3,349,346
Cook & Will Counties Township High School District #206
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1992C Escrowed to Maturity (AMBAC)
   12-01-10          6.55          2,605,000(b)               2,176,894
Cook County Community Consolidated School District #21 - Wheeling
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 2000 Escrowed to Maturity (FSA)
   12-01-19          6.03          3,140,000(b)               1,742,700
Cook County School District #170
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1992C Escrowed to Maturity (AMBAC)
   12-01-09          6.50          2,155,000(b)               1,877,889
   12-01-10          6.55          2,155,000(b)               1,800,847
County of Jefferson
 Unlimited General Obligation Bonds
 Jail & Administration Office Center Project
Series 2003A (FGIC)
   01-15-24          5.25          2,420,000                  2,596,950
Illinois Educational Facilities Authority
 Refunding Revenue Bonds
 Augustana College
Series 2003A
   10-01-22          5.63          2,500,000                  2,673,175
Illinois Educational Facilities Authority
 Revenue Bonds
 University of Chicago
 Series 2003A
   07-01-25          5.25          6,770,000                  7,289,191
Illinois Finance Authority
 Prerefunded Revenue Bonds
 Adventist Health System/Sunbelt Obligation
 Series 1999
   11-15-20          5.50          1,600,000                  1,720,672
Illinois Finance Authority
 Subordinated Revenue Bonds
 Zero Coupon
 Series 1990 Escrowed to Maturity
   04-15-20          7.75         13,745,000(b)               7,225,884

Municipal Bonds (continued)

Name of             Coupon         Principal                   Value(a)
issuer and           rate           amount
title of
issue(c,d)

Illinois (cont.)
Metropolitan Pier & Exposition Authority
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1993A Escrowed to Maturity (FGIC)
   06-15-21          6.54%        $1,870,000(b)                $962,957
Metropolitan Pier & Exposition Authority
 Unrefunded Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1993A (FGIC)
   06-15-10          6.65            240,000(b)                 204,348
State of Illinois
 Unlimited General Obligation Bonds
 1st Series 2001 (FSA)
   05-01-26          5.25          6,500,000                  6,915,675
Total                                                        40,536,528

Indiana (0.5%)
Indiana Health & Educational Facilities Authority
 Revenue Bonds
 Clarian Health Obligation
 Series 2006A
   02-15-36          5.00            625,000                    633,300
Indiana Transportation Finance Authority
 Prerefunded Revenue Bonds
 Series 1990A
   06-01-15          7.25          2,210,000                  2,510,759
Total                                                         3,144,059

Iowa (--%)
Tobacco Settlement Authority of Iowa
 Prerefunded Asset-backed Revenue Bonds
 Series 2001B
   06-01-25          5.30            200,000                    214,338

Kentucky (0.4%)
County of Jefferson
 Revenue Bonds
 University Medical Center Incorporated Project
 Series 1997 (MBIA)
   07-01-17          5.50          2,500,000                  2,582,125

Louisiana (3.5%)
City of New Orleans
 Unlimited General Obligation Refunding Bonds
 Capital Appreciation
 Zero Coupon
 Series 1991 (AMBAC)
   09-01-12          6.63          6,250,000(b)               4,768,375
New Orleans Home Mortgage Authority
 Special Obligation Refunding Bonds
 Series 1992 Escrowed to Maturity
   01-15-11          6.25          8,815,000                  9,686,274
State of Louisiana
 Unlimited General Obligation Bonds
 Series 2004A (AMBAC)
   10-15-18          5.00          1,250,000                  1,340,300
   10-15-19          5.00            500,000                    533,865

Municipal Bonds (continued)

Name of             Coupon         Principal                   Value(a)
issuer and           rate           amount
title of
issue(c,d)

Louisiana (cont.)
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2001B
   05-15-30          5.50%        $1,025,000                 $1,069,547
   05-15-39          5.88          3,900,000                  4,116,177
Total                                                        21,514,538

Massachusetts (4.1%)
Massachusetts Bay Transportation Authority
 Special Assessment Bonds
 Series 2005A
   07-01-25          5.00          1,450,000                  1,543,293
   07-01-26          5.00          1,450,000                  1,538,682
   07-01-31          5.00          1,500,000                  1,581,075
Massachusetts Development Finance Agency
 Revenue Bonds
 Smith College
 Series 2005
   07-01-35          5.00            500,000                    523,500
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 Series 2002FF
   07-15-37          5.13          2,500,000                  2,633,600
Massachusetts School Building Authority
 Revenue Bonds
 Series 2005A (FSA)
   08-15-22          5.00          1,200,000                  1,280,004
   08-15-24          5.00            900,000                    956,385
Massachusetts State Water Pollution Abatement
 Revenue Bonds
 Pool Program
 Series 2004-10
   08-01-34          5.00          4,000,000                  4,187,080
Route 3 North Transit Improvement Association
 Revenue Bonds
 Series 2000 (MBIA)
   06-15-17          5.75          7,570,000                  8,200,884
Woods Hole Martha's Vineyard & Nantucket Steamship
 Authority
 Revenue Bonds
 Series 2004B
   03-01-20          5.00          2,505,000                  2,684,859
Total                                                        25,129,362

Michigan (5.5%)
Detroit City School District
 Unlimited General Obligation Bonds
 School Building & Site Improvements
 Series 2003B (FGIC)
 (Qualified School Bond Loan Fund)
   05-01-33          5.00          1,000,000                  1,043,950
Detroit
 Revenue Bonds
 Second Lien
 Series 2005A (MBIA)
   07-01-30          5.00          4,500,000                  4,732,605


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Name of             Coupon         Principal                   Value(a)
issuer and           rate           amount
title of
issue(c,d)

Michigan (cont.)
Michigan Municipal Bond Authority
 Refunding Revenue Bonds
 Clean Water State Revolving Fund
 Series 2005
   10-01-15          5.00%        $1,000,000                 $1,092,200
Michigan Municipal Bond Authority
 Revenue Bonds
 Clean Water Revolving Fund
 Series 2001
   10-01-14          5.00          1,000,000                  1,062,880
   10-01-19          5.25          2,000,000                  2,158,020
Michigan Municipal Bond Authority
 Revenue Bonds
 Drinking Water State Revolving Fund
 Series 2002
   10-01-22          5.00          2,350,000                  2,494,431
Michigan Municipal Bond Authority
 Revenue Bonds
 School District City of Detroit
 Series 2005 (FSA)
   06-01-19          5.00            500,000                    534,700
Michigan Public Power Agency
 Refunding Revenue Bonds
 Belle River Project
 Series 2002A (MBIA)
   01-01-14          5.25          1,000,000                  1,100,170
Michigan State Hospital Finance Authority
 Revenue Bonds
 McLaren Health Care
 Series 2005C
   08-01-35          5.00          3,000,000                  3,076,860
Michigan State Hospital Finance Authority
 Revenue Bonds
 Oakwood Obligated Group
 Series 2003
   11-01-18          5.50          4,070,000                  4,370,570
New Haven Community Schools
 Prerefunded Unlimited General Obligation Bonds
 School Building & Site
 Series 2002
 (Qualified School Board Loan Fund)
   05-01-22          5.25          5,500,000                  6,012,544
Saginaw Hospital Finance Authority
 Refunding Revenue Bonds
 Covenant Medical Center
 Series 2004G
   07-01-22          5.13          1,560,000                  1,629,202
Summit Academy North
 Prerefunded Certificate of Participation
 Series 2001
   07-01-21          7.13          1,615,000                  1,839,760
Wayne State University
 Revenue Bonds
 General
 Series 1999 (FGIC)
   11-15-19          5.25          2,500,000                  2,653,650
Total                                                        33,801,542


Municipal Bonds (continued)

Name of             Coupon         Principal                   Value(a)
issuer and           rate           amount
title of
issue(c,d)

Minnesota (2.4%)
City of Breckenridge
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
   05-01-30          5.00%        $3,075,000                 $3,213,037
City of Maple Grove
 Revenue Bonds
 North Memorial Health Care
 Series 2005
   09-01-29          5.00            515,000                    531,104
Minneapolis Special School District #1
 Unlimited General Obligation Refunding Bonds
 Series 2005A (FSA)
 (School District Credit Enhancement Program)
   02-01-15          5.00          1,000,000                  1,084,140
Minneapolis-St. Paul Metropolitan Airports Commission
 Revenue Bonds
 Series 1998A (AMBAC)
   01-01-24          5.20          3,000,000                  3,111,060
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 University of St. Thomas
  5th Series 2004Y
   10-01-34          5.25          1,250,000                  1,324,275
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2005
   10-01-30          5.00          3,500,000                  3,623,795
State of Minnesota
Unlimited General Obligation Bonds
Series 2005
   10-01-19          5.00          1,000,000                  1,086,350
Todd Morrison Cass & Wadena Counties
 United Hospital District
 Unlimited General Obligation Bonds
 Health Care Facilities-Lakewood
 Series 2004
   12-01-34          5.00          1,000,000                  1,021,960
Total                                                        14,995,721

Missouri (0.7%)
Missouri State Health & Educational Facilities Authority
 Revenue Bonds
 Park College
 Series 1999
   06-01-19          5.88          4,000,000                  4,212,240

Nebraska (--%)
Nebraska Public Power District
 Unrefunded Revenue Bonds
 Series 1998A (MBIA)
   01-01-14          5.25            290,000                    301,197


Municipal Bonds (continued)

Name of             Coupon         Principal                   Value(a)
issuer and           rate           amount
title of
issue(c,d)

Nevada (3.8%)
City of Las Vegas
 Special Assessment Bonds
 Special Improvement District #808 - Summerlin
 Series 2001
   06-01-11          6.00%        $1,980,000                 $2,047,459
Clark County School District
 Limited General Obligation Refunding Bonds
 Series 1998 (FSA)
   06-15-12          5.50         10,000,000                 11,000,299
Director of the State of Nevada
 Department of Business & Industry
 Revenue Bonds
 Capital Appreciation
 Las Vegas Monorail
 Zero Coupon
 Series 2000 (AMBAC)
   01-01-15          5.65          9,870,000(b)               6,704,000
Washoe County Airport Authority
 Refunding Revenue Bonds
 Series 2003 (FSA)
   07-01-09          5.00          3,110,000                  3,248,240
Total                                                        22,999,998

New Jersey (5.0%)
New Jersey Economic Development Authority
 Revenue Bonds
 Cigarette Tax
 Series 2004 (FGIC)
   06-15-11          5.00          5,000,000                  5,309,050
New Jersey Sports & Exposition Authority
 Series 2000A Inverse Floater
   03-01-16         11.55          3,385,000(f)               3,929,917
New Jersey Sports & Exposition Authority
 Series 2000B Inverse Floater
   03-01-17         11.55          3,535,000(f)               4,098,550
New Jersey Sports & Exposition Authority
 Series 2000C Inverse Floater
   03-01-18         11.55          3,490,000(f)               4,041,001
New Jersey Transportation Trust Fund Authority
 Prerefunded Revenue Bonds
 Residual Certificates
 Series 2000 Inverse Floater (FSA)
   06-15-14         12.16          5,000,000(f,h)             5,977,500
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
 Series 2002
   06-01-32          5.75          1,240,000                  1,293,097
   06-01-37          6.00          2,175,000                  2,275,637
Tobacco Settlement Financing Corporation
 Revenue Bonds
 Series 2003
   06-01-32          6.38          1,450,000                  1,590,128
   06-01-39          6.75          1,345,000                  1,502,083
   06-01-43          6.25            825,000                    896,371
Total                                                        30,913,334



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 -- RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Name of             Coupon         Principal                   Value(a)
issuer and           rate           amount
title of
issue(c,d)

New York (12.8%)
City of New York
 Unlimited General Obligation Bonds
 Series 2002G (FGIC)
   08-01-10          5.50%       $10,000,000                $10,776,699
City of New York
 Unlimited General Obligation Bonds
 Series 2003I
   03-01-27          5.38          5,000,000                  5,390,550
City of New York
 Unlimited General Obligation Bonds
 Series 2003J
   06-01-19          5.50          2,500,000                  2,730,375
City of New York
 Unlimited General Obligation Bonds
 Series 2004D
   11-01-34          5.00          1,000,000                  1,037,660
Liberty Development Corporation
 Revenue Bonds
 Goldman Sachs Headquarters
 Series 2005
   10-01-35          5.25          2,000,000                  2,268,840
Metropolitan Transportation Authority
 Refunding Revenue Bonds
 Series 2002A
   01-01-16          5.75          2,500,000                  2,843,775
   11-15-32          5.75          5,000,000                  5,565,400
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2005F
   11-15-12          5.00          1,000,000                  1,068,510
   11-15-35          5.00            750,000                    779,760
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2005D (AMBAC)
   06-15-39          5.00          2,000,000                  2,099,860
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2003E (MBIA)
   02-01-20          5.25          1,000,000                  1,081,060
New York State Dormitory Authority
 Prerefunded Revenue Bonds
 State Personal Income Tax (Education)
 Series 2003A
   03-15-27          5.00          4,725,000                  5,111,411
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
  2nd General Resolution
 Series 1993A
   07-01-18          5.75          5,500,000                  6,277,315
New York State Dormitory Authority
 Revenue Bonds
 Mental Health Services Facilities Improvement
 Series 2005B (AMBAC)
   02-15-30          5.00          1,390,000                  1,466,909

Municipal Bonds (continued)

Name of             Coupon         Principal                   Value(a)
issuer and           rate           amount
title of
issue(c,d)

New York (cont.)
New York State Dormitory Authority
 Revenue Bonds
 Series 2002B (AMBAC)
   11-15-26          5.25%        $4,000,000                 $4,310,600
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2003 (MBIA)
   07-01-23          5.00          5,000,000                  5,269,100
   07-01-24          5.00          2,500,000                  2,631,325
New York State Energy Research & Development Authority
 Revenue Bonds
 New York State Electric & Gas
 Series 1985 (MBIA)
   03-15-15          4.10          2,400,000                  2,421,720
New York State Energy Research & Development Authority
 Revenue Bonds
 New York State Electric & Gas
 Series 1985B (MBIA)
   10-15-15          4.00          3,000,000                  3,020,040
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 Series 2003
   06-15-32          5.00            805,000                    845,516
New York State Thruway Authority
 Revenue Bonds
 Second General Resolution
 Series 2005B (AMBAC)
   04-01-22          5.00            500,000                    535,335
New York State Thruway Authority
 Revenue Bonds
 Series 2005G (FSA)
   01-01-28          5.00            750,000                    797,655
New York State Urban Development Corporation
 Revenue Bonds
 Series 2002A
   01-01-09          5.00          3,500,000                  3,636,185
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 134th
 Series 2004
   07-15-34          5.00          2,000,000                  2,098,620
Sales Tax Asset Receivables Corporation
 Revenue Bonds
 Series 2004A (MBIA)
   10-15-23          5.00            800,000                    854,784
Tobacco Settlement Financing Authority
 Revenue Bonds
 Series 2003C-1
   06-01-14          5.50          3,025,000                  3,190,800
Westchester Tobacco Asset Securitization
 Revenue Bonds
 Series 2005
   06-01-26          5.00            350,000                    351,078
Total                                                        78,460,882


Municipal Bonds (continued)

Name of             Coupon         Principal                   Value(a)
issuer and           rate           amount
title of
issue(c,d)

North Carolina (3.0%)
City of Charlotte
 Certificate of Participation
 Governmental Facilities Projects
 Series 2003G
   06-01-28          5.00%        $1,750,000                 $1,829,888
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003A
   01-01-10          5.50          2,375,000                  2,511,373
North Carolina Eastern Municipal Power Agency
 Refunding Revenue Bonds
 Series 2003F
   01-01-14          5.50          5,000,000                  5,460,850
North Carolina Municipal Power Agency #1 Catawba
 Revenue Bonds
 Series 2003A
   01-01-11          5.50          5,125,000                  5,463,813
State of North Carolina
 Unlimited General Obligation Bonds
 Public Improvements
 Series 2003B
   04-01-21          4.50          3,000,000                  3,069,270
Total                                                        18,335,194

Ohio (2.5%)
Canal Winchester Local School District
 Unlimited General Obligation Bonds
 Series 2005 (MBIA)
   12-01-25          5.00          1,000,000                  1,065,440
Cincinnati City School District
 Unlimited General Obligation Bonds
 Classroom Facilities Construction & Improvement
 Series 2003 (FSA)
   12-01-31          5.00          3,000,000                  3,151,020
County of Cuyahoga
 Refunding Revenue Bonds
 Series 2003A
   01-01-32          6.00          4,000,000                  4,460,520
Miami University
 Refunding Revenue Bonds
 Series 2005 (AMBAC)
   09-01-23          4.75          2,435,000                  2,552,586
Ohio State Building Authority
 Revenue Bonds
 State Facilities Adult Correctional Projects
 Series 2004 A (MBIA)
   04-01-20          5.00            620,000                    661,534
Ohio State University
 Revenue Bonds
 Series 2005A
   06-01-30          4.75          3,200,000                  3,289,024
Total                                                        15,180,124

Oregon (1.5%)
Oregon State Department of Administrative Services
 Revenue Bonds
 Series 2003 (FSA)
   09-01-11          5.00          5,000,000                  5,353,850


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5 -- RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Name of             Coupon         Principal                   Value(a)
issuer and           rate           amount
title of
issue(c,d)

Oregon (cont.)
Oregon State Housing & Community Services Department
 Revenue Bonds
 Single Family Mortgage Program
 Series 2003A
   07-01-24          4.80%        $3,070,000                 $3,069,816
Umatilla County Hospital Facility Authority
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
   05-01-32          5.00            500,000                    516,890
Total                                                         8,940,556

Pennsylvania (1.3%)
Allegheny County Hospital Development Authority
 Refunding Revenue Bonds
 Capital Appreciation
 Magee-Women's Hospital Project
 Zero Coupon
 Series 1992 (FGIC)
   10-01-17          5.81          5,115,000(b)               3,100,866
Pennsylvania Industrial Development Authority
 Revenue Bonds
 Economic Development
Series 2002 (AMBAC)
   07-01-09          5.00          4,825,000                  5,053,368
Total                                                         8,154,234

Puerto Rico (2.6%)(g)
Puerto Rico Highway & Transportation Agency
 Revenue Bonds
 Series 2003G
   07-01-33          5.00          1,650,000                  1,693,659
Puerto Rico Highway & Transportation Authority
Revenue Bonds
Series 1996Y
   07-01-13          6.25          2,300,000                  2,630,441
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 2005K
   07-01-19          5.00          2,000,000                  2,141,460
Puerto Rico Municipal Finance Agency
 Unlimited General Obligation Bonds
 Series 2000R Inverse Floater (FSA)
   08-01-13         11.57          5,000,000(f)               5,836,300
Puerto Rico Public Buildings Authority
 Refunding Revenue Bonds
 Government Facilities
 Series 2004J (AMBAC)
   07-01-36          5.00          1,750,000                  1,873,130
Puerto Rico Public Buildings Authority
 Revenue Bonds
 Government Facilities
 Series 2004I
   07-01-33          5.25          1,500,000                  1,592,295
Total                                                        15,767,285


Municipal Bonds (continued)

Name of             Coupon         Principal                   Value(a)
issuer and           rate           amount
title of
issue(c,d)

Rhode Island (0.8%)
Rhode Island Housing & Mortgage Finance Corporation
 Revenue Bonds
 Homeownership Opportunity
 Series 2006A
   10-01-26          4.65%        $2,000,000                 $2,007,280
   04-01-33          4.85          3,000,000                  3,013,020
Total                                                         5,020,300

South Carolina (1.7%)
Charleston Educational Excellence Finance Corporation
 Revenue Bonds
 Charleston County School District
 Series 2005
   12-01-22          5.25            750,000                    808,043
   12-01-30          5.25          1,000,000                  1,064,250
Lexington County
 Revenue Bonds
 Series 2004
   05-01-24          5.50          2,100,000                  2,256,828
South Carolina Transportation Infrastructure Bank
 Revenue Bonds
 Junior Lien
 Series 2001B (AMBAC)
   10-01-31          5.25          5,000,000                  5,306,950
Tobacco Settlement Revenue Management Authority
 Revenue Bonds
 Series 2001B
   05-15-22          6.00          1,000,000                  1,054,040
Total                                                        10,490,111

Texas (7.4%)
Brazosport Independent School District
 Unlimited General Obligation Bonds
 Series 2003C
 (Permanent School Fund Guarantee)
   02-15-19          5.00          1,525,000                  1,612,916
City of Austin
 Refunding Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1992 (AMBAC)
   11-15-10          6.51          5,055,000(b)               4,233,360
City of San Antonio
 Refunding Revenue Bonds
 Series 2003
   02-01-09          5.25          2,000,000                  2,094,320
City of San Antonio
 Revenue Bonds
 Series 1992 Escrowed to Maturity (FGIC)
   05-15-07          6.40          3,695,000                  3,825,360
City of San Antonio
 Revenue Bonds
 Series 2003 (MBIA)
   02-01-20          5.00          1,980,000                  2,089,890
Clint Independent School District
 Unlimited General Obligation Bonds
 Series 2003A
 (Permanent School Fund Guarantee)
   08-15-29          5.13          6,425,000                  6,797,457


Municipal Bonds (continued)

Name of             Coupon         Principal                   Value(a)
issuer and           rate           amount
title of
issue(c,d)

Texas (cont.)
Dawson County Hospital District
 Limited General Obligation Bonds
 Series 2005 (AMBAC)
   02-15-31          5.13%          $825,000                   $868,832
Duncanville Independent School District
 Prerefunded Unlimited General Obligation Bonds
 Capital Appreciation
 Series 2001
 (Permanent School Fund Guarantee)
   02-15-28          5.65          6,965,000                  7,804,074
Duncanville Independent School District
 Unrefunded Unlimited General Obligation Bonds
 Capital Appreciation
Series 2001
 (Permanent School Fund Guarantee)
   02-15-28          5.65             35,000                     38,652
Midland Independent School District
 Unlimited General Obligation Refunding Bonds
 Series 2003
 (Permanent School Fund Guarantee)
   02-15-19          5.25          2,220,000                  2,402,262
North Harris County Regional Water Authority
 Revenue Bonds
 Senior Lien
 Series 2005 (MBIA)
   12-15-32          5.00            760,000                    793,440
Richardson Independent School District
 Unlimited General Obligation Bonds
 Series 2003
 (Permanent School Fund Guarantee)
   02-15-11          4.00          8,285,000                  8,441,420
San Marcos Consolidated Independent School District
 Unlimited General Obligation Bonds
 Series 2004
 (Permanent School Fund Guarantee)
   08-01-21          5.25          2,150,000                  2,337,072
Tarrant County Health Facilities Development Authority
 Revenue Bonds
 Texas Health Resources System
 Series 1997A (MBIA)
   02-15-22          5.25          2,000,000                  2,079,600
Total                                                        45,418,655

Virginia (1.2%)
Loudoun County Sanitation Authority
 Revenue Bonds
 Series 2004
   01-01-33          5.00          1,180,000                  1,244,511
Tobacco Settlement Financing Corporation
 Asset-backed Revenue Bonds
Series 2005
   06-01-26          5.50            425,000                    436,207
Virginia College Building Authority
 Revenue Bonds
 21st Century College Equipment
 Series 2003A
   02-01-18          5.00          2,000,000                  2,132,080


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
6 -- RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Name of             Coupon         Principal                   Value(a)
issuer and           rate           amount
title of
issue(c,d)

Virginia (cont.)
Virginia Public School Authority
 Revenue Bonds
 School Financing
 Series 2001A
   08-01-16          5.00%        $3,300,000                 $3,532,221
Total                                                         7,345,019

Washington (5.9%)
City of Seattle
 Improvement & Refunding Revenue Bonds
 Series 2001 (FSA)
   03-01-26          5.13          3,415,000                  3,557,542
Energy Northwest
 Refunding Revenue Bonds
 Project #3
 Series 2003A (MBIA)
   07-01-12          5.50          8,000,000                  8,805,360
Grant County Public Utility District #2 - Priest Rapids
 Refunding Revenue Bonds
 Series 2001H (FSA)
   01-01-09          5.00          9,635,000                 10,025,700
State of Washington
 Unlimited General Obligation Bonds
 Motor Vehicle Fuel Tax
Series 2005C
   06-01-28          5.00            830,000                    871,940
State of Washington
 Unlimited General Obligation Bonds
 Series 2005D (FSA)
   01-01-15          5.00          2,070,000                  2,246,633
State of Washington
 Unlimited General Obligation Bonds
 Various Purpose
 Series 1999B
   01-01-13          5.00          2,675,000                  2,774,697
Washington Public Power Supply System
 Refunding Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1989B (MBIA)
   07-01-13          6.61         10,360,000(b)               7,728,042
Total                                                        36,009,914

Wisconsin (0.6%)
Badger Tobacco Asset Securitization Corporation
 Asset-backed Revenue Bonds
 Series 2002
   06-01-27          6.13          1,140,000                  1,209,038

Municipal Bonds (continued)

Name of             Coupon         Principal                   Value(a)
issuer and           rate           amount
title of
issue(c,d)

Wisconsin (cont.)
Wisconsin Health & Educational Facilities Authority
 Revenue Bonds
 Wheaton Franciscan Services
 Series 2003A
   08-15-33          5.13%        $2,400,000                 $2,471,016
Total                                                         3,680,054

Total Municipal Bonds
(Cost: $563,151,034)                                       $590,841,124

Municipal Notes (2.7%)

Issue(c,d,e)       Effective         Amount                   Value(a)
                     Yield         payable at
                                    maturity

California (0.3%)
County of Jackson
 Refunding Revenue Bonds
 Chevron USA Project
 V.R.D.N. Series 1993
   06-01-23          3.00%        $1,600,000                 $1,600,000

Florida (0.4%)
Capital Trust Agency
 Revenue Bonds
 Reliance
 V.R.D.N. Series 2004 FNMA
   11-15-34          3.19          2,330,000                  2,330,000

Georgia (0.1%)
City of Atlanta
 Revenue Bonds
 V.R.D.N. Series 2002C
 (Dexia Credit Local) FSA
   11-01-41          2.97            700,000                    700,000

Massachusetts (0.3%)
Massachusetts Water Resources Authority
 Refunding Revenue Bonds
 V.R.D.N. Series 1998D (Dexia Credit Local) FGIC
   11-01-26          3.19          1,600,000                  1,600,000

New York (0.6%)
Metropolitan Transportation Authority
 Unlimited General Obligation Bonds
 V.R.D.N. Series 2004A-1
 (Depfa Bank) CIFG
   11-01-34          3.13          3,800,000                  3,800,000

Municipal Notes (cont.)

Issue(c,d,e)       Effective          Amount                    Value(a)
                     yield          payable at
                                     maturity

Rhode Island (0.1%)
Rhode Island Health & Educational Building Corporation
 Revenue Bonds
 Portsmouth Abbey School
 V.R.D.N. Series 2001 (Fleet Natl Bank)
   10-01-31          3.00%          $910,000                   $910,000

Tennessee (0.5%)
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 1995 (Bank of America)
   10-01-25          3.19          1,600,000                  1,600,000
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2003 (Bank of America)
   01-01-33          3.00            900,000                    900,000
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2004 (Bank of America)
   07-01-34          3.00            600,000                    600,000
Total                                                         3,100,000

Texas (0.1%)
Harris County Health Facilities Development Corporation
 Revenue Bonds
 YMCA of Greater Houston
V.R.D.N. Series 1999 (Bank One Texas)
   07-01-34          3.01            500,000                    500,000

Virginia (0.3%)
Norfolk Redevelopment & Housing Authority
 Refunding Revenue Bonds
 Old Dominion University Project
 V.R.D.N. Series 2005 (Bank of America) CIFG
   08-01-33          3.19          2,050,000                  2,050,000

Total Municipal Notes
(Cost: $16,590,000)                                         $16,590,000

Total Investments in Securities
(Cost: $579,741,034)(i)                                    $607,431,124



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
7 -- RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Nov. 30, 2005.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

      ACA      -- ACA Financial Guaranty Corporation
      AMBAC    -- American Municipal Bond Association Corporation
      BIG      -- Bond Investors Guarantee
      CGIC     -- Capital Guaranty Insurance Company
      CIFG     -- IXIS Financial Guaranty
      FGIC     -- Financial Guaranty Insurance Company
      FHA      -- Federal Housing Authority
      FNMA     -- Federal National Mortgage Association
      FHLMC    -- Federal Home Loan Mortgage Corporation
      FSA      -- Financial Security Assurance
      GNMA     -- Government National Mortgage Association
      MBIA     -- MBIA Insurance Corporation
      XLCA     -- XL Capital Assurance

(d)   The following abbreviations may be used in the portfolio descriptions:

      A.M.T.   -- Alternative Minimum Tax
      B.A.N.   -- Bond Anticipation Note
      C.P.     -- Commercial Paper
      R.A.N.   -- Revenue Anticipation Note
      T.A.N.   -- Tax Anticipation Note
      T.R.A.N. -- Tax & Revenue Anticipation Note
      V.R.     -- Variable Rate
      V.R.D.B. -- Variable Rate Demand Bond
      V.R.D.N. -- Variable Rate Demand Note

(e) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2006.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Feb. 28, 2006. At Feb. 28, 2006, the value of inverse floaters represented 3.9% of net assets.

(g) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.6% of net assets as of Feb. 28, 2006.

(h) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Feb. 28, 2006, is as follows:

      Security                                                 Acquisition                                Cost
                                                                  dates
      New Jersey Transportation Trust Fund Authority
        Prerefunded Revenue Bonds
        Residual Certificates
        Series 2000 Inverse Floater (FSA)
        12.16% 2014                                         01-26-00 thru 11-13-02                     $5,059,338

(i) At Feb. 28, 2006, the cost of securities for federal income tax purposes was approximately $579,741,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                $28,571,000

      Unrealized depreciation                                   (881,000)
      --------------------------------------------------------------------------
      Net unrealized appreciation                            $27,690,000
      --------------------------------------------------------------------------


How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
8 -- RIVERSOURCE TAX-EXEMPT BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

                                                            S-6310-80 E (4/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP TAX-EXEMPT SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 25, 2006



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          April 25, 2006